Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow Information - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash investing and financing activities:
Contribution benefit on low interest rate notes (Note 9)	$ 228,497	$ 182,299	$ 500,921
Shares issued to acquire Newco shares (Note 6)		1,892,012
Deferred financing cost included in accrued expenses	423,392
Residual value of units	55,210		78,957
Fair value of broker warrants			116,226
Interest paid during the year		56,144
Income taxes paid during the year